Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 10, 2014
Registrant Name	dei_EntityRegistrantName	World Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001396092
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Feb. 10, 2014
B. Riley Diversified Equity Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses (after fee waivers and/or expense reimbursement)	rr_NetExpensesOverAssets	1.50%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	548
B. Riley Diversified Equity Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fee	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) and Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses (after fee waivers and/or expense reimbursement)	rr_NetExpensesOverAssets	1.25%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
B. Riley Diversified Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The B. Riley Diversified Equity Fund (the “Fund”) seeks to achieve capital appreciation.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing	rr_ExpenseExampleClosingTextBlock	Additionally, references to the 2.00% redemption fee elsewhere in the prospectus, including in the section entitled “Frequent Purchases and Redemptions” are hereby deleted.
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of U.S. companies within a range of the market capitalizations of the issuers selected by the B. Riley & Co. Research Group (the “Research Group”) as “Buy” rated common stocks in its coverage universe.  The list of these “Buy” rated securities is referred to as the B. Riley Diversified Equity Composite (the “Composite”). The Research Group is a division of B. Riley & Co., LLC.  The Fund’s investment adviser (the “Adviser”) is B. Riley Asset Management, LLC, an affiliate of B. Riley & Co., LLC. The Fund will generally invest in securities on an equal weight basis, typically ranging in market capitalization from $20 million to $500 billion of issuers listed on the Composite.

Decisions on the addition or elimination of certain securities or sectors from the Fund’s portfolio will be made after any changes made to the Composite are made publicly available. The Fund will typically hold an approximately equally weight representation of all stocks contained within the Composite. The Adviser will rebalance the Fund’s portfolio holdings when there is a relevant rating change made by the Research Group or when the Adviser deems it appropriate. The rebalancing will typically take place on the first trading day following a relevant change or other determination to rebalance. Relevant changes include an upgrade by the Research Group to “Buy” from “Neutral” or “Sell”; a downgrade from “Buy” to “Neutral” or “Sell”; or an initiation of a “Buy” rating.

While the Adviser attempts to closely track the performance of the Composite, there will be variations as compared to the Composite due to the Adviser’s discretion to over or under-weight securities, to make other independent determinations about portfolio holdings as well as the fact that the Fund will incur expenses that are not incurred by the securities comprising the Composite. At times, the Composite may comprised of companies that reflect a focus in a particular sector or sectors. As the group of companies that are analyzed by the Research Group changes over time, which changes may be attributable to factors such as the markets, economies or even the personnel composition of the Research Group, the sectors in which the Research Group incidentally focuses may also change – in turn, the focus, as reflected in the Fund’s portfolio holdings, on any particular sector also may change.

The Adviser will impose a 3% securities position limit on each holding in the portfolio and may, at times, not equal weight the Fund’s portfolio due to liquidity constraints of individual securities or the Adviser’s determination to over or under-weight a particular security due to market factors or other determinations made by the Adviser from time to time. The Fund may also invest in the securities of other investment companies, including exchange-traded funds (“ETFs”). The Fund may invest in ETFs if there is capital available due to position or liquidity limits. The Fund may also invest in foreign securities.

It is anticipated that the Fund will normally hold approximately 80 – 120 positions.

Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

Risks of Investing in Common Stocks. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Investment Selection and Asset Allocation.  The Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. Additionally, the Fund is subject to the risk that the Adviser may allocate the Fund’s assets to sectors or securities selected by the Research Group as “Buy” securities that do not perform as well as other sectors or securities.

Sector Risk.  Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific, market, or economic developments. The Fund may be overweight in certain sector or sectors at various times.

Rebalancing Risk.  Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives.

Risks of Small Capitalization Companies.  The Fund may invest in the securities of small or micro capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small or micro capitalization companies may have limited product lines and markets, more volatile market prices, less capital, a shorter history of operations, less experienced management, and may experience higher failure rates than do larger companies.

Foreign Risk.  To the extent the Fund invests in foreign companies, including ADRs, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers, including adverse political, social and economic developments and differing auditing and legal standards.

Risks of Investing in Investment Companies and ETFs.  To the extent the Fund invests in other investment companies, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by certain of the investment companies in which it invests. These expenses would be in addition to the advisory and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries specific risk and market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline.

New Fund Risk. The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

New Adviser Risk.  The Adviser to the Fund has not previously managed a mutual fund. This lack of experience may raise the risk associated with an investment in the Fund.

Risk Lose Money	rr_RiskLoseMoney	When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	PERFORMANCE HISTORY
Performance Narrative	rr_PerformanceNarrativeTextBlock	The Fund is new, and therefore, has no performance history. Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.
[1]	Based on estimated amounts for the current fiscal year. It is anticipated that Acquired Fund Fees and Expenses will be less than 0.01%.
[2]	B. Riley Asset Management, LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. This expense limitation agreement may be terminated by the Adviser or the Trust at any time after April 30, 2015. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the expense reimbursement is made within three years after the year in which the Adviser incurred the expense.